Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Useful life measured as period of time, intangible assets	10 years
PG Vietnam [Member]
Statements [Line Items]
Decrease in the EBIT margin	6.40%	2.40%
Decrease in the growth rate	4.10%	1.40%
Increase in the discount rate	2.40%	0.70%